T. ROWE PRICE Institutional Emerging Markets Equity Fund
January 31, 2026 Unaudited

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.6%
Common Stocks 1.6%
MercadoLibre (USD) (1) 2,169 4,659
Vista Energy, ADR (USD) (1) 68,094 4,119
Total Argentina (Cost $5,671) 8,778
BRAZIL 5.4%
Common Stocks 5.4%
Itau Unibanco Holding, ADR (USD)  756,908 6,502
Localiza Rent a Car  544,112 5,008
NU Holdings, Class A (USD) (1) 459,035 8,148
Raia Drogasil  1,273,174 5,913
WEG  529,654 5,235
Total Brazil (Cost $19,276) 30,806
CANADA 0.5%
Common Stocks 0.5%
Aris Mining (1) 170,141 2,944
Total Canada (Cost $2,715) 2,944
CHINA 24.1%
Common Stocks 19.1%
Alibaba Group Holding (HKD)  797,984 16,976
China Construction Bank, Class H
(HKD)  6,094,000 6,153
China Pacific Insurance Group,
Class H (HKD)  1,143,800 5,761
China Resources Beer Holdings
(HKD)  700,000 2,342
China Resources Mixc Lifestyle
Services (HKD)  698,200 4,129
China Tower, Class H (HKD)  2,437,500 3,507
CMOC Group, Class H (HKD)  1,872,000 5,261
H World Group, ADR (USD)  95,551 4,540
Kanzhun, ADR (USD)  244,993 4,537
KE Holdings, Class A (HKD)  444,730 2,827
NetEase (HKD)  204,910 5,313
PICC Property & Casualty, Class
H (HKD)  1,918,000 3,971
Shenzhou International Group
Holdings (HKD)  324,700 2,582
Tencent Holdings (HKD)  417,800 32,113
WuXi AppTec, Class H (HKD)  257,800 3,669
ZTO Express Cayman (HKD)  219,269 4,842
108,523
Common Stocks - China A
Shares 5.0%
Contemporary Amperex
Technology, A Shares (CNH)  127,600 6,430
Shares $ Value
(Cost and value in $000s)
OmniVision Integrated Circuits
Group, A Shares (CNH)  243,600 4,246
Sany Heavy Industry, A Shares
(CNH)  1,252,800 3,947
TCL Technology Group, A Shares
(CNH)  6,676,200 4,661
Yunn an Aluminium, A Shares
(CNH)  1,077,900 5,151
Zhongji Innolight, A Shares (CNH)  40,400 3,747
28,182
Total China (Cost $86,460) 136,705
HONG KONG 1.4%
Common Stocks 1.4%
AIA Group  457,400 5,277
Techtronic Industries  201,000 2,744
Total Hong Kong (Cost $6,091) 8,021
HUNGARY 1.2%
Common Stocks 1.2%
OTP Bank  55,407 6,972
Total Hungary (Cost $1,682) 6,972
INDIA 12.4%
Common Stocks 12.4%
Apollo Hospitals Enterprise  40,261 3,049
Bajaj Finance  407,366 4,121
Bharti Airtel  393,999 8,450
Coforge  235,037 4,230
Cummins India  110,670 4,953
Divi's Laboratories  39,208 2,583
HDFC Life Insurance  564,189 4,487
ICICI Bank  720,161 10,617
Kotak Mahindra Bank  1,502,719 6,669
Larsen & Toubro  104,350 4,465
MakeMyTrip (USD) (1) 44,819 2,796
Power Grid Corp. of India  944,681 2,637
Reliance Industries  491,805 7,473
Titan  79,853 3,455
Total India (Cost $67,550) 69,985
INDONESIA 1.3%
Common Stocks 1.3%
Bank Central Asia  16,451,500 7,269
Total Indonesia (Cost $4,253) 7,269
MEXICO 2.3%
Common Stocks 2.3%
Arca Continental  378,628 4,265

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
Grupo Aeroportuario del Pacifico,
ADR (USD)  13,867 3,812
Grupo Mexico, Series B  433,914 4,788
Total Mexico (Cost $8,314) 12,865
NETHERLANDS 0.5%
Common Stocks 0.5%
ASML Holding  2,160 3,097
Total Netherlands (Cost $2,784) 3,097
PHILIPPINES 0.6%
Common Stocks 0.6%
BDO Unibank  1,451,793 3,327
Total Philippines (Cost $2,590) 3,327
POLAND 0.9%
Common Stocks 0.9%
Bank Polska Kasa Opieki  84,727 5,153
Total Poland (Cost $4,496) 5,153
PORTUGAL 0.4%
Common Stocks 0.4%
Jeronimo Martins  85,013 2,005
Total Portugal (Cost $1,611) 2,005
QATAR 0.9%
Common Stocks 0.9%
Qatar National Bank  912,217 4,970
Total Qatar (Cost $4,306) 4,970
SAUDI ARABIA 2.6%
Common Stocks 2.6%
Al Rajhi Bank  256,390 7,322
Saudi National Bank  639,626 7,647
Total Saudi Arabia (Cost $11,651) 14,969
SINGAPORE 0.9%
Common Stocks 0.9%
Sea, ADR (USD) (1) 41,543 4,839
Total Singapore (Cost $6,048) 4,839
SOUTH AFRICA 1.6%
Common Stocks 1.6%
Capitec Bank Holdings  20,373 5,470
Shares $ Value
(Cost and value in $000s)
Clicks Group  181,574 3,618
Total South Africa (Cost $5,121) 9,088
SOUTH KOREA 15.3%
Common Stocks 15.3%
Hyundai Mobis  17,798 5,561
KB Financial Group  48,851 4,572
LG Chem  11,157 2,396
Samsung Electronics  384,812 42,512
SK hynix  46,585 29,087
SM Entertainment (1) 31,328 2,513
Total South Korea (Cost $24,098) 86,641
TAIWAN 21.0%
Common Stocks 21.0%
ASE Technology Holding  513,000 4,769
Bizlink Holding  81,000 3,290
CTBC Financial Holding  3,751,000 6,043
Delta Electronics  223,000 8,510
Hon Hai Precision Industry  1,525,000 10,541
King Yuan Electronics  727,000 6,736
Taiwan Semiconductor
Manufacturing  1,294,219 71,565
Unimicron Technology  614,000 7,299
Total Taiwan (Cost $35,333) 118,753
THAILAND 0.8%
Common Stocks 0.8%
CP ALL  3,200,600 4,431
Total Thailand (Cost $4,653) 4,431
TÜRKIYE 0.8%
Common Stocks 0.8%
BIM Birlesik Magazalar  307,549 4,693
Total Türkiye (Cost $3,843) 4,693
UNITED ARAB EMIRATES 0.6%
Common Stocks 0.6%
Abu Dhabi Commercial Bank  846,708 3,512
Total United Arab Emirates (Cost
$3,287) 3,512
UNITED STATES 0.8%
Common Stocks 0.8%
EPAM Systems (1) 21,837 4,555
Total United States (Cost $3,927) 4,555

T. ROWE PRICE Institutional Emerging Markets Equity Fund

Shares $ Value
(Cost and value in $000s)
VIETNAM 0.6%
Common Stocks 0.6%
Bank for Foreign Trade of Vietnam  1,217,797 3,315
Total Vietnam (Cost $2,882) 3,315
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government
Reserve Fund, 3.76% (2)(3) 6,690,303 6,690
Total Short-Term Investments
(Cost $6,690) 6,690
Total Investments in
Securities  99.7%
(Cost $325,332) $ 564,383
Other Assets Less Liabilities
0.3% 1,889
Net Assets 100.0% $ 566,272
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Institutional Emerging Markets Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.76% $ —# $ — $ 119+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government Reserve Fund, 3.76% $ 10,889  ¤  ¤ $ 6,690^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $119 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,690.

T. Rowe Price Institutional Emerging Markets Equity Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Global Funds , Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Emerging Markets Equity Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Institutional Emerging Markets Equity Fund

decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E146-054Q1 01/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 48,507 $ 509,186 $ — $ 557,693
Short-Term Investments 6,690 — — 6,690
Total $ 55,197 $ 509,186 $ — $ 564,383